American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
May 31, 2023

Avantis Emerging Markets Value ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Brazil — 6.0%
Aliansce Sonae Shopping Centers SA	41,057	175,289
Banco ABC Brasil SA, Preference Shares	24,000	78,340
Banco BMG SA, Preference Shares	3,400	1,515
Banco Bradesco SA, ADR	11,476	35,346
Banco do Brasil SA	120,700	1,066,085
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	39,600	97,492
Banco Santander Brasil SA, ADR	16,352	93,697
Braskem SA, Class A, ADR(1)(2)	16,124	142,052
C&A MODAS SA(1)	31,400	28,223
CCR SA	268,000	714,730
Cia Brasileira de Distribuicao, ADR(1)	30,320	97,024
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	9,500	91,025
Cia Siderurgica Nacional SA, ADR(2)	171,467	413,235
Construtora Tenda SA(1)	8,300	13,383
Cury Construtora e Incorporadora SA	7,200	19,457
Direcional Engenharia SA	33,200	113,801
EcoRodovias Infraestrutura e Logistica SA	77,300	97,057
Embraer SA, ADR(1)(2)	39,396	586,213
Empreendimentos Pague Menos SA	35,500	23,931
Enauta Participacoes SA	16,000	40,021
Engie Brasil Energia SA	28,800	240,809
Even Construtora e Incorporadora SA	18,300	23,158
Ez Tec Empreendimentos e Participacoes SA	19,600	67,802
Gafisa SA(1)	4,256	4,153
Gerdau SA, ADR	214,113	1,010,613
Hidrovias do Brasil SA(1)	167,900	102,594
Iguatemi SA	10,428	44,727
Iochpe Maxion SA	47,700	120,818
IRB-Brasil Resseguros SA(1)	25,816	191,840
Itau Unibanco Holding SA, ADR	424,860	2,183,780
Kepler Weber SA	6,000	9,639
Klabin SA	156,300	648,208
Lavvi Empreendimentos Imobiliarios Ltda	2,800	3,598
Localiza Rent a Car SA	14,405	178,029
Log-in Logistica Intermodal SA(1)	3,700	36,619
LPS Brasil Consultoria de Imoveis SA	9,300	3,941
Marfrig Global Foods SA	98,400	128,399
Marisa Lojas SA(1)	26,900	3,446
Meliuz SA(1)	46,600	8,267
Minerva SA	36,700	74,148
Movida Participacoes SA	33,100	66,353
Petroleo Brasileiro SA, ADR	40,566	468,132
Petroleo Brasileiro SA, ADR, Preference Shares	52,216	536,780
Portobello SA	10,300	13,785
PRIO SA(1)	58,800	395,802
Raizen SA, Preference Shares	106,600	76,694
Romi SA	11,440	37,748
Sao Martinho SA	32,700	233,134
Sendas Distribuidora SA, ADR	42,219	450,477

Ser Educacional SA(1)	4,300	3,314
StoneCo Ltd., A Shares(1)	64,428	807,283
Suzano SA, ADR	104,369	925,753
SYN prop e tech SA(1)	11,300	8,553
Taurus Armas SA, Preference Shares	24,000	70,581
TIM SA, ADR(2)	31,205	427,196
Trisul SA	16,100	15,296
Tupy SA	3,700	18,444
Ultrapar Participacoes SA, ADR(2)	180,725	598,200
Unipar Carbocloro SA, Class B Preference Shares	9,600	129,468
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	117,100	162,725
Vale SA, ADR	59,278	751,645
Via SA(1)	369,700	174,163
Wilson Sons Holdings Brasil SA	30,300	63,487
		15,447,517
Chile — 0.7%
Banco de Chile	4,630,386	468,181
Banco de Credito e Inversiones SA	7,020	206,352
Banco Itau Chile SA	7,822	81,266
CAP SA	1,221	8,479
Cencosud Shopping SA	16,471	26,028
Colbun SA	1,970,440	290,480
Embotelladora Andina SA, Class B Preference Shares	26,662	68,238
Empresa Nacional de Telecomunicaciones SA	28,021	107,583
Empresas CMPC SA	185,279	316,802
Empresas COPEC SA	1,775	12,830
Parque Arauco SA	73,582	103,559
Salfacorp SA	21,953	10,977
Sociedad Quimica y Minera de Chile SA, ADR	588	37,732
		1,738,507
China — 24.9%
361 Degrees International Ltd.(1)	40,000	18,083
3SBio, Inc.	135,000	136,748
AAC Technologies Holdings, Inc.	78,000	159,975
AAG Energy Holdings Ltd.(1)	459,000	103,794
Agile Group Holdings Ltd.(1)(2)	358,000	54,934
Anhui Conch Cement Co. Ltd., H Shares	203,500	540,197
Anhui Expressway Co. Ltd., H Shares	114,000	116,315
ANTA Sports Products Ltd.	54,000	551,918
Anton Oilfield Services Group(1)	34,000	1,821
Asia Cement China Holdings Corp.	21,500	9,276
AsiaInfo Technologies Ltd.	26,000	41,461
Autohome, Inc., ADR	451	12,908
Bank of Chongqing Co. Ltd., H Shares	100,000	56,312
Bank of Communications Co. Ltd., H Shares	1,502,000	968,414
Beijing Jingneng Clean Energy Co. Ltd., H Shares	628,000	147,588
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	88,000	164,240
Binjiang Service Group Co. Ltd.	26,500	67,261
BOC Aviation Ltd.	62,000	455,237
BOE Varitronix Ltd.	95,000	126,492
Bosideng International Holdings Ltd.	1,072,000	445,074
BYD Electronic International Co. Ltd.	221,000	643,303
C&D Property Management Group Co. Ltd.	32,000	16,086
Canaan, Inc., ADR(1)	3,752	7,654
Canadian Solar, Inc.(1)	2,643	110,477

Canvest Environmental Protection Group Co. Ltd.(2)	170,000	82,677
Central China New Life Ltd.(1)	132,000	44,235
CGN Mining Co. Ltd.(1)	650,000	68,053
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	3,300	1,416
China Automotive Systems, Inc.(1)	3,471	16,036
China BlueChemical Ltd., H Shares	580,000	127,431
China Bohai Bank Co. Ltd., H Shares(1)	187,500	27,296
China Cinda Asset Management Co. Ltd., H Shares	2,363,000	262,454
China CITIC Bank Corp. Ltd., H Shares	1,859,000	978,560
China Coal Energy Co. Ltd., H Shares	429,000	324,360
China Communications Services Corp. Ltd., H Shares	1,130,000	537,406
China Conch Venture Holdings Ltd.	480,500	603,588
China Datang Corp. Renewable Power Co. Ltd., H Shares	1,138,000	410,241
China East Education Holdings Ltd.	1,000	411
China Education Group Holdings Ltd.	350,000	284,001
China Everbright Bank Co. Ltd., H Shares	664,000	204,309
China Everbright Environment Group Ltd.	965,000	377,202
China Everbright Greentech Ltd.(2)	40,000	6,489
China Everbright Ltd.	194,000	124,134
China Feihe Ltd.	1,324,000	770,035
China Foods Ltd.	70,000	22,360
China Galaxy Securities Co. Ltd., H Shares	770,000	415,026
China Glass Holdings Ltd.(2)	118,000	13,712
China Hanking Holdings Ltd.	11,000	1,056
China High Speed Transmission Equipment Group Co. Ltd.(1)	66,000	22,078
China Hongqiao Group Ltd.	10,000	7,097
China Lesso Group Holdings Ltd.	295,000	195,056
China Longyuan Power Group Corp. Ltd., H Shares	690,000	774,525
China Medical System Holdings Ltd.	468,000	658,888
China Mengniu Dairy Co. Ltd.(1)	126,000	489,717
China Merchants Port Holdings Co. Ltd.	278,000	403,266
China Minsheng Banking Corp. Ltd., H Shares(2)	1,277,500	505,555
China Modern Dairy Holdings Ltd.(2)	116,000	13,630
China National Building Material Co. Ltd., H Shares	1,048,000	593,116
China New Higher Education Group Ltd.	441,000	135,098
China Nonferrous Mining Corp. Ltd.	561,000	269,394
China Nuclear Energy Technology Corp. Ltd.(1)	34,000	1,692
China Oriental Group Co. Ltd.	142,000	19,241
China Pacific Insurance Group Co. Ltd., H Shares	530,800	1,343,551
China Petroleum & Chemical Corp., Class H	252,000	158,688
China Power International Development Ltd.	1,645,000	626,532
China Railway Group Ltd., H Shares	843,000	555,482
China Resources Cement Holdings Ltd.	914,000	332,866
China Resources Medical Holdings Co. Ltd.	412,000	324,452
China Resources Power Holdings Co. Ltd.	616,000	1,422,244
China Risun Group Ltd.(2)	578,000	246,543
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	2,921
China Shenhua Energy Co. Ltd., H Shares	326,500	1,032,169
China Shineway Pharmaceutical Group Ltd.	78,000	85,731
China Shuifa Singyes Energy Holdings Ltd.(1)	74,000	5,297
China Sunshine Paper Holdings Co. Ltd.	186,000	64,111
China Taiping Insurance Holdings Co. Ltd.	457,600	476,292
China Tower Corp. Ltd., H Shares	12,318,000	1,352,907
China Vanke Co. Ltd., H Shares	208,600	275,551
China XLX Fertiliser Ltd.	172,000	92,412

China Yongda Automobiles Services Holdings Ltd.	386,000	203,696
China Youran Dairy Group Ltd.	208,000	46,482
China Yuhua Education Corp. Ltd.(1)	334,000	39,683
China ZhengTong Auto Services Holdings Ltd.(1)	5,000	377
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	33,449
Chow Tai Fook Jewellery Group Ltd.	377,600	668,372
CIFI Ever Sunshine Services Group Ltd.(2)	90,000	35,055
CIMC Enric Holdings Ltd.	250,000	206,086
CITIC Ltd.	1,079,000	1,245,744
CITIC Resources Holdings Ltd.	438,000	24,607
CITIC Securities Co. Ltd., H Shares	283,100	521,282
CMOC Group Ltd., H Shares	1,206,000	630,654
Concord New Energy Group Ltd.	2,430,000	214,009
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	822,500	724,767
COSCO SHIPPING Ports Ltd.	516,000	324,890
CSPC Pharmaceutical Group Ltd.	382,000	332,811
CSSC Hong Kong Shipping Co. Ltd.	138,000	23,784
Dali Foods Group Co. Ltd.	514,500	171,616
Daqo New Energy Corp., ADR(1)	3,028	108,857
Dexin China Holdings Co. Ltd.(2)	111,000	5,245
Digital China Holdings Ltd.	254,000	103,497
Dongfeng Motor Group Co. Ltd., Class H	560,000	242,510
Dongyue Group Ltd.	555,000	485,364
Ebang International Holdings, Inc., Class A(1)	123	790
E-House China Enterprise Holdings Ltd.(1)	19,800	794
EVA Precision Industrial Holdings Ltd.	54,000	5,103
Excellence Commercial Property & Facilities Management Group Ltd.	105,000	31,683
Fanhua, Inc., ADR(1)	2,395	19,160
FIH Mobile Ltd.(1)	480,000	46,549
FinVolution Group, ADR	18,739	72,333
First Tractor Co. Ltd., H Shares(2)	156,000	74,215
Flat Glass Group Co. Ltd., H Shares(2)	39,000	109,672
Fosun International Ltd.	693,500	457,390
Fu Shou Yuan International Group Ltd.	13,000	9,483
Fufeng Group Ltd.	641,000	349,825
Fullshare Holdings Ltd.(1)	2,305,000	20,626
GDS Holdings Ltd., Class A(1)	1,400	1,712
Genertec Universal Medical Group Co. Ltd.	318,000	189,157
GF Securities Co. Ltd., H Shares	270,600	376,296
Grand Pharmaceutical Group Ltd.	4,000	2,595
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	495,200	74,088
Haitong Securities Co. Ltd., H Shares	655,200	435,178
Harbin Electric Co. Ltd., H Shares	16,000	6,047
Hello Group, Inc., ADR	62,878	507,425
Henan Jinma Energy Co. Ltd., H Shares	4,000	1,287
Hengan International Group Co. Ltd.	244,500	1,039,499
Hilong Holding Ltd.(1)	205,000	5,182
Hisense Home Appliances Group Co. Ltd., H Shares	148,000	292,769
Hollysys Automation Technologies Ltd.(1)(2)	494	7,785
Honliv Healthcare Management Group Co. Ltd.(1)	44,000	13,790
Hope Education Group Co. Ltd.(1)(2)	1,502,000	107,531
Hua Hong Semiconductor Ltd.(1)	235,000	760,817
Huatai Securities Co. Ltd., H Shares	373,200	466,877
Ingdan, Inc.	34,000	5,778
Inkeverse Group Ltd.(1)	443,000	45,276

Jiangxi Copper Co. Ltd., H Shares	301,000	453,519
Jinchuan Group International Resources Co. Ltd.(2)	728,000	38,579
Jinxin Fertility Group Ltd.(2)	809,000	417,868
JNBY Design Ltd.	12,000	11,759
KE Holdings, Inc., ADR(1)	113,721	1,619,387
Kingboard Holdings Ltd.	249,500	672,259
Kingboard Laminates Holdings Ltd.	332,500	304,289
Lee & Man Paper Manufacturing Ltd.(2)	461,000	156,140
LexinFintech Holdings Ltd., ADR(1)	26,779	53,826
Lifetech Scientific Corp.(1)	388,000	115,398
Linklogis, Inc., Class B(2)	231,500	86,382
Longfor Group Holdings Ltd.	264,500	509,364
Lufax Holding Ltd., ADR	50,000	64,000
LVGEM China Real Estate Investment Co. Ltd.(1)	332,000	59,008
Maoyan Entertainment(1)(2)	1,200	994
Midea Real Estate Holding Ltd.(2)	107,200	93,562
MINISO Group Holding Ltd., ADR	3,448	52,410
MMG Ltd.(1)	1,360,000	408,516
NetDragon Websoft Holdings Ltd.	78,500	141,720
NetEase, Inc., ADR	26,268	2,234,881
New China Life Insurance Co. Ltd., H Shares	190,800	493,502
Nexteer Automotive Group Ltd.	391,000	174,787
Nine Dragons Paper Holdings Ltd.	459,000	254,558
Noah Holdings Ltd., ADR(1)	3,843	59,643
Orient Overseas International Ltd.(2)	39,000	475,135
People's Insurance Co. Group of China Ltd., H Shares	1,409,000	532,760
Perennial Energy Holdings Ltd.	130,000	25,062
PICC Property & Casualty Co. Ltd., H Shares	1,438,000	1,715,406
Poly Property Services Co. Ltd., Class H	1,400	6,635
Postal Savings Bank of China Co. Ltd., H Shares(2)	78,000	49,008
Q Technology Group Co. Ltd.(1)	174,000	68,697
Qifu Technology, Inc., ADR	52,932	727,815
Radiance Holdings Group Co. Ltd.(1)(2)	224,000	102,195
Redsun Properties Group Ltd.(1)	64,000	1,883
Sany Heavy Equipment International Holdings Co. Ltd.	114,000	150,418
Seazen Group Ltd.(1)	774,000	136,550
Shanghai Industrial Holdings Ltd.	175,000	245,379
Shanghai Industrial Urban Development Group Ltd.(1)	228,000	12,955
Shenzhen Expressway Corp. Ltd., H Shares	114,000	94,349
Shenzhen International Holdings Ltd.	432,000	342,481
Shenzhou International Group Holdings Ltd.	197,000	1,595,184
Shimao Services Holdings Ltd.(1)	2,000	379
Shinsun Holdings Group Co. Ltd.(1)	137,000	3,062
Shougang Fushan Resources Group Ltd.	782,000	239,759
Shui On Land Ltd.	986,500	118,437
Simcere Pharmaceutical Group Ltd.(2)	35,000	33,875
Sino Biopharmaceutical Ltd.	2,923,000	1,393,442
Sino-Ocean Group Holding Ltd.(1)	3,000	182
Sinopec Engineering Group Co. Ltd., H Shares	600,500	254,464
Sinopec Kantons Holdings Ltd.	118,000	42,805
Sinopharm Group Co. Ltd., H Shares	525,200	1,721,640
Skyworth Group Ltd.	569,457	284,630
SOHO China Ltd.(1)	522,000	77,409
South Manganese Investment Ltd.(1)	246,000	15,551
SSY Group Ltd.	498,000	306,619

Sunny Optical Technology Group Co. Ltd.	13,300	125,193
Tianneng Power International Ltd.(2)	312,000	358,693
Times China Holdings Ltd.(1)(2)	314,000	19,075
Times Neighborhood Holdings Ltd.	133,000	8,449
Tingyi Cayman Islands Holding Corp.	462,000	692,069
Tong Ren Tang Technologies Co. Ltd., H Shares	183,000	161,958
Tongda Group Holdings Ltd.(1)	190,000	2,207
Topsports International Holdings Ltd.	521,000	404,831
Truly International Holdings Ltd.	468,000	48,980
Tsaker New Energy Tech Co. Ltd.	56,500	9,519
Tsingtao Brewery Co. Ltd., H Shares	20,000	172,190
Uni-President China Holdings Ltd.	150,000	130,361
Vinda International Holdings Ltd.	139,000	334,593
Vipshop Holdings Ltd., ADR(1)	138,403	1,981,931
Viva Biotech Holdings(1)(2)	187,000	36,453
Vnet Group, Inc., ADR(1)	35,628	91,564
Want Want China Holdings Ltd.	1,203,000	805,199
Wasion Holdings Ltd.	136,000	55,407
Weibo Corp., ADR	30,440	425,247
Weichai Power Co. Ltd., H Shares	343,000	465,699
West China Cement Ltd.	1,100,000	116,652
Xiabuxiabu Catering Management China Holdings Co. Ltd.	234,000	131,020
Xinchen China Power Holdings Ltd.(1)	4,000	136
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	95,000	70,372
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	7,387
Xinte Energy Co. Ltd., H Shares(1)(2)	155,200	330,646
Xinyi Energy Holdings Ltd.(2)	745,800	215,371
Xinyi Solar Holdings Ltd.	24,000	23,692
Xtep International Holdings Ltd.(2)	6,000	6,031
Yadea Group Holdings Ltd.	132,000	262,973
Yankuang Energy Group Co. Ltd., H Shares(2)	338,000	856,991
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	75,400	63,311
Yihai International Holding Ltd.(1)	141,000	312,848
Yuexiu Services Group Ltd.(2)	151,500	56,540
Yuexiu Transport Infrastructure Ltd.	392,000	186,130
Yum China Holdings, Inc.	2,747	155,096
Zengame Technology Holding Ltd.	234,000	109,525
Zhejiang Expressway Co. Ltd., H Shares	402,000	297,727
Zhongsheng Group Holdings Ltd.	85,000	313,708
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	118,800	55,321
		64,225,319
Greece — 0.5%
Aegean Airlines SA(1)	2,007	21,444
Alpha Services & Holdings SA(1)	81,794	121,311
Eurobank Ergasias Services & Holdings SA, Class A(1)	189,064	295,533
Hellenic Telecommunications Organization SA	9,112	139,576
Helleniq Energy Holdings SA	3,094	26,417
Motor Oil Hellas Corinth Refineries SA	10,741	277,454
Mytilineos SA	694	21,860
National Bank of Greece SA(1)	43,642	270,789
Piraeus Financial Holdings SA(1)	74,935	221,578
Sunrisemezz PLC(1)	1,432	323
		1,396,285
Hong Kong — 0.1%
Edvantage Group Holdings Ltd.	18,652	5,268

Powerlong Commercial Management Holdings Ltd.(2)	20,500	10,520
Wharf Holdings Ltd.	92,000	193,246
		209,034
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	14,687	17,716
MOL Hungarian Oil & Gas PLC	28,564	232,555
OTP Bank Nyrt	1,668	52,003
Richter Gedeon Nyrt	10,447	263,600
		565,874
India — 17.8%
ACC Ltd.	13,137	281,948
Accelya Solutions India Ltd.	954	15,608
Adani Power Ltd.(1)	89,479	269,542
Aditya Birla Capital Ltd.(1)	101,920	209,477
AGI Greenpac Ltd.	2,759	19,042
Allcargo Logistics Ltd.	9,396	30,206
Allcargo Terminals Ltd.(1)	9,396	7,714
Amara Raja Batteries Ltd.	28,189	204,580
Ambika Cotton Mills Ltd.	311	5,498
Anant Raj Ltd.	33,112	60,757
Andhra Sugars Ltd.	4,689	6,360
Apar Industries Ltd.	3,493	117,170
APL Apollo Tubes Ltd.	10,245	140,556
Apollo Hospitals Enterprise Ltd.	1,240	69,202
Apollo Tyres Ltd.	90,024	424,828
Aptech Ltd.	1,562	10,715
Arvind Ltd.(1)	11,995	18,509
Ashoka Buildcon Ltd.(1)	31,206	28,487
Aster DM Healthcare Ltd.(1)	24,098	78,512
Astra Microwave Products Ltd.	7,929	32,797
Aurobindo Pharma Ltd.	61,795	491,610
Avadh Sugar & Energy Ltd.	1,300	7,487
Bajaj Consumer Care Ltd.	11,479	25,762
Bajaj Electricals Ltd.	4,771	65,846
Bajaj Hindusthan Sugar Ltd.(1)	393,023	69,883
Balrampur Chini Mills Ltd.	40,732	193,008
Bank of Baroda	178,827	398,957
BASF India Ltd.	1,729	52,843
Bayer CropScience Ltd.	87	4,446
Best Agrolife Ltd.	2,513	27,955
Bhansali Engineering Polymers Ltd.	2,536	4,757
Bharat Electronics Ltd.	576,824	781,157
Bharat Heavy Electricals Ltd.	161,556	159,700
Bharat Petroleum Corp. Ltd.	191,635	841,441
Birla Corp. Ltd.	1,882	25,497
Birlasoft Ltd.	20,238	83,825
Bombay Burmah Trading Co.	1,001	11,592
Borosil Renewables Ltd.(1)	3,660	24,104
Brigade Enterprises Ltd.	23,579	160,172
BSE Ltd.	8,899	59,899
Butterfly Gandhimathi Appliances Ltd.(1)	68	917
Can Fin Homes Ltd.	12,693	108,399
Canara Bank	43,486	162,399
Caplin Point Laboratories Ltd.	145	1,308
Castrol India Ltd.	87,152	118,221

CCL Products India Ltd.	7,880	60,402
Ceat Ltd.	4,478	104,275
Century Enka Ltd.	2,034	9,937
Cera Sanitaryware Ltd.	575	52,257
Cholamandalam Investment & Finance Co. Ltd.	72,916	925,118
Cipla Ltd.	11,659	134,226
City Union Bank Ltd.	80,681	121,871
Coal India Ltd.	198,258	577,447
Cochin Shipyard Ltd.	10,216	61,251
Confidence Petroleum India Ltd.	23,445	18,990
Coromandel International Ltd.	21,786	252,592
Cosmo First Ltd.(1)	2,175	15,724
CreditAccess Grameen Ltd.(1)	12,214	182,046
CSB Bank Ltd.(1)	8,038	27,002
Cyient Ltd.	26,199	410,674
Dalmia Bharat Ltd.	3,919	100,841
Dalmia Bharat Sugar & Industries Ltd.	1,821	7,785
DCB Bank Ltd.	33,280	47,346
DCM Shriram Ltd.	7,608	79,132
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	96,383
Deepak Nitrite Ltd.	8,623	215,906
Dhampur Bio Organics Ltd.	1,877	3,544
Dhampur Sugar Mills Ltd.	12,479	37,555
Dish TV India Ltd.(1)	396,359	67,924
Dwarikesh Sugar Industries Ltd.	33,968	36,634
eClerx Services Ltd.	3,563	70,112
Edelweiss Financial Services Ltd.	102,601	83,746
Eicher Motors Ltd.	6,288	278,785
EID Parry India Ltd.	18,623	105,915
Elecon Engineering Co. Ltd.	7,188	45,855
Emami Ltd.	24,015	113,610
Endurance Technologies Ltd.	2,695	46,689
Engineers India Ltd.	44,338	59,356
EPL Ltd.	18,512	40,508
Equitas Small Finance Bank Ltd.(1)	51,083	53,244
Escorts Kubota Ltd.	4,030	105,840
Ester Industries Ltd.	4,313	5,865
Eveready Industries India Ltd.(1)	1,026	4,137
Everest Industries Ltd.	1,179	11,570
Excel Industries Ltd.	459	4,650
Exide Industries Ltd.	12,458	31,769
Federal Bank Ltd.	347,636	525,464
Filatex India Ltd.	7,154	3,184
Finolex Industries Ltd.	81,777	175,640
Future Consumer Ltd.(1)	106,536	1,287
G R Infraprojects Ltd.	1,800	27,371
Galaxy Surfactants Ltd.	132	3,930
Garden Reach Shipbuilders & Engineers Ltd.	4,895	26,875
Gateway Distriparks Ltd.	19,801	15,899
GHCL Ltd.	13,434	78,561
GHCL Textiles Ltd.(1)	13,434	2,330
GIC Housing Finance Ltd.	10,437	21,110
Glenmark Pharmaceuticals Ltd.	43,891	317,232
Globus Spirits Ltd.	4,244	51,775
Godawari Power & Ispat Ltd.	11,136	48,358

Grasim Industries Ltd.	33,806	700,919
Great Eastern Shipping Co. Ltd.	30,526	253,317
Greenpanel Industries Ltd.	5,555	21,805
Greenply Industries Ltd.	10,648	20,104
Gufic Biosciences Ltd.	5,829	13,986
Gujarat Alkalies & Chemicals Ltd.	4,525	35,426
Gujarat Ambuja Exports Ltd.	22,303	65,212
Gujarat Mineral Development Corp. Ltd.	13,196	26,707
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	14,672	104,198
Gujarat Pipavav Port Ltd.	102,692	133,384
Gujarat State Fertilizers & Chemicals Ltd.	39,672	75,394
Hathway Cable & Datacom Ltd.(1)	37,648	6,228
HBL Power Systems Ltd.	17,551	22,720
HCL Technologies Ltd.	132,344	1,828,364
HDFC Asset Management Co. Ltd.	2,510	59,504
HealthCare Global Enterprises Ltd.(1)	9,740	37,117
Hero MotoCorp Ltd.	3,691	123,000
HG Infra Engineering Ltd.	7,303	79,918
Hikal Ltd.	12,048	44,359
HIL Ltd.	251	8,516
Himadri Speciality Chemical Ltd., ADR	55,687	85,923
Hindalco Industries Ltd.	212,881	1,042,314
Hinduja Global Solutions Ltd.	950	12,951
Hindustan Copper Ltd.	38,304	52,367
Hindustan Petroleum Corp. Ltd.	179,363	565,333
Hindware Home Innovation Ltd.	2,624	16,238
I G Petrochemicals Ltd.	1,051	5,859
IIFL Finance Ltd.	39,448	212,192
IIFL Securities Ltd.	8,473	6,007
India Cements Ltd.	25,760	62,906
India Glycols Ltd.	189	1,420
Indiabulls Housing Finance Ltd.(1)	75,892	105,445
IndiaMart InterMesh Ltd.	2,114	142,441
Indian Bank	40,248	131,075
Indian Energy Exchange Ltd.	63,666	117,583
Indian Metals & Ferro Alloys Ltd.	1,190	4,220
Indian Oil Corp. Ltd.	584,408	635,369
Indus Towers Ltd.(1)	94,327	175,085
Intellect Design Arena Ltd.	8,092	57,211
IOL Chemicals & Pharmaceuticals Ltd.	3,269	17,808
IRCON International Ltd.	44,986	44,057
ITD Cementation India Ltd.	25,535	50,332
J Kumar Infraprojects Ltd.	6,591	20,419
Jaiprakash Power Ventures Ltd.(1)	285,099	20,643
Jammu & Kashmir Bank Ltd.(1)	103,347	71,725
Jindal Poly Films Ltd.	1,238	10,134
Jindal Saw Ltd.	10,436	30,632
Jindal Stainless Ltd.	76,692	271,905
Jindal Steel & Power Ltd.	84,898	530,359
JK Cement Ltd.	694	26,898
JK Lakshmi Cement Ltd.	11,770	94,194
JK Paper Ltd.	18,583	73,759
JK Tyre & Industries Ltd.	6,818	15,206
JM Financial Ltd.	93,382	79,123
JSW Steel Ltd.	117,165	985,275

Jubilant Ingrevia Ltd.	15,747	74,604
Jubilant Pharmova Ltd.	14,710	58,620
Kalpataru Projects International Ltd.	26,004	168,626
Karnataka Bank Ltd.	37,246	68,070
Karur Vysya Bank Ltd.	104,428	133,611
Kaveri Seed Co. Ltd.	2,472	15,008
KEC International Ltd.	34,010	214,519
Kirloskar Ferrous Industries Ltd.	14,319	75,849
KNR Constructions Ltd.	4,047	12,072
Kolte-Patil Developers Ltd.	2,489	9,807
KPI Green Energy Ltd.	5,164	30,671
KPIT Technologies Ltd.	7,670	98,379
KPR Mill Ltd.	9,735	67,478
KRBL Ltd.	12,873	56,679
Krsnaa Diagnostics Ltd.	3,390	23,954
L&T Finance Holdings Ltd.	211,252	265,554
Larsen & Toubro Ltd.	93,653	2,492,539
Laurus Labs Ltd.	29,514	117,916
LG Balakrishnan & Bros Ltd.	4,162	40,347
LIC Housing Finance Ltd.	60,124	270,034
LT Foods Ltd.	39,856	55,141
Lupin Ltd.	35,845	348,130
LUX Industries Ltd.(1)	271	4,846
Maharashtra Seamless Ltd.	3,949	21,388
Mahindra & Mahindra Financial Services Ltd.	87,242	299,328
Mahindra & Mahindra Ltd.	79,391	1,264,150
Mahindra Logistics Ltd.	7,483	32,540
Maithan Alloys Ltd.	648	7,697
Manali Petrochemicals Ltd.	13,942	11,170
Manappuram Finance Ltd.	154,087	205,059
Marksans Pharma Ltd.	83,831	86,418
Mazagon Dock Shipbuilders Ltd.	2,533	24,704
Meghmani Finechem Ltd.	1,230	13,752
Meghmani Organics Ltd.	3,038	2,996
MOIL Ltd.	8,159	15,299
Motherson Sumi Wiring India Ltd.	46,684	32,597
Motilal Oswal Financial Services Ltd.	3,345	25,743
Mphasis Ltd.	15,732	369,440
MRF Ltd.	157	184,311
Mrs Bectors Food Specialities Ltd.	1,317	12,047
MSTC Ltd.	897	3,323
Multi Commodity Exchange of India Ltd.	7,292	128,088
Muthoot Finance Ltd.	27,983	376,929
National Aluminium Co. Ltd.	244,759	247,517
National Fertilizers Ltd.	11,767	9,478
Nava Ltd.	8,151	23,670
NCC Ltd.	152,198	219,077
Neuland Laboratories Ltd.	654	21,688
Nippon Life India Asset Management Ltd.	16,510	49,804
NLC India Ltd.	23,997	27,417
NTPC Ltd.	470,905	987,557
Oil & Natural Gas Corp. Ltd.	490,005	916,311
Oil India Ltd.	91,371	283,882
Olectra Greentech Ltd.	470	4,169
Optiemus Infracom Ltd.	2,901	8,144

Oracle Financial Services Software Ltd.	5,461	239,591
Orient Cement Ltd.	38,516	62,185
Panama Petrochem Ltd.	7,332	24,681
PCBL Ltd.	44,112	72,749
Pennar Industries Ltd.(1)	25,863	21,502
Persistent Systems Ltd.	6,267	388,207
Petronet LNG Ltd.	226,685	617,973
PNB Housing Finance Ltd.(1)	25,989	158,525
PNC Infratech Ltd.	39,746	150,772
Power Mech Projects Ltd.	1,705	65,347
Praj Industries Ltd.	18,823	89,449
Prism Johnson Ltd.(1)	1,963	2,868
PTC India Ltd.	104,511	125,774
Quess Corp. Ltd.	11,914	58,381
Ramco Cements Ltd.	22,911	249,986
Rashtriya Chemicals & Fertilizers Ltd.	32,956	40,781
Raymond Ltd.	10,381	196,091
RBL Bank Ltd.(1)	18,154	35,509
REC Ltd.	367,479	628,093
Redington Ltd.	147,268	309,736
Reliance Power Ltd.(1)	587,154	91,691
Repco Home Finance Ltd.	9,420	29,671
Rhi Magnesita India Ltd.	3,248	25,712
RITES Ltd.	14,218	64,340
RPG Life Sciences Ltd.	1,481	13,809
Samvardhana Motherson International Ltd.	164,558	156,997
Sanghi Industries Ltd.(1)	11,763	9,919
Sanofi India Ltd.	1,828	150,037
Sarda Energy & Minerals Ltd.(1)	1,500	21,165
Satia Industries Ltd.	7,648	10,291
Sharda Cropchem Ltd.	3,884	22,568
Share India Securities Ltd.	240	3,751
Shipping Corp. of India Ltd.	12,981	14,862
Shipping Corp. of India Ltd.(1)	12,981	4,244
Shree Cement Ltd.	396	120,333
Shriram Finance Ltd.	45,043	761,193
Siyaram Silk Mills Ltd.	1,138	7,219
Sobha Ltd.	7,465	46,930
Sonata Software Ltd.	17,676	207,358
Southern Petrochemical Industries Corp. Ltd.	13,120	10,198
Speciality Restaurants Ltd.(1)	6,760	20,468
State Bank of India, GDR	12,354	858,243
Sudarshan Chemical Industries Ltd.	1,002	5,608
Sun Pharmaceutical Industries Ltd.	104,991	1,237,927
Sun TV Network Ltd.	17,153	91,998
Sunflag Iron & Steel Co. Ltd.(1)	6,209	10,919
Supreme Industries Ltd.	4,391	146,505
Supreme Petrochem Ltd.	4,336	18,839
Surya Roshni Ltd.	5,474	51,617
Tamil Nadu Newsprint & Papers Ltd.	14,869	40,347
Tamilnadu Petroproducts Ltd.	8,337	7,836
Tanla Platforms Ltd.	13,081	124,351
Tata Chemicals Ltd.	12,586	147,468
Tata Metaliks Ltd.	1,355	12,498
Tata Motors Ltd., ADR(1)	1,094	34,789

Tata Steel Long Products Ltd.	1,015	7,886
Tata Steel Ltd.	1,140,713	1,457,678
Tech Mahindra Ltd.	97,014	1,305,489
Thermax Ltd.	774	21,828
Thirumalai Chemicals Ltd.	8,400	18,319
Time Technoplast Ltd.	26,322	29,556
Tinplate Co. of India Ltd.	3,877	14,877
Titagarh Wagons Ltd.(1)	25,526	108,695
TransIndia Realty & Logistics Parks Ltd.(1)	9,396	7,714
Transport Corp. of India Ltd.	1,955	16,746
Trident Ltd.	214,768	84,612
Triveni Turbine Ltd.	15,888	76,730
Tube Investments of India Ltd.	4,947	171,051
Uflex Ltd.	4,366	21,410
Ugar Sugar Works Ltd.	8,924	11,925
UltraTech Cement Ltd.	9,094	863,604
Usha Martin Ltd.	8,471	23,308
UTI Asset Management Co. Ltd.	10,820	92,561
Valiant Organics Ltd.	587	4,217
Vardhman Textiles Ltd.(1)	20,758	80,679
Varroc Engineering Ltd.(1)	4,313	16,064
Vedanta Ltd.	147,110	494,131
Venky's India Ltd.	72	1,426
Vishnu Chemicals Ltd.	3,715	14,561
VRL Logistics Ltd.(1)	8,200	73,790
Welspun Corp. Ltd.	30,168	91,966
Welspun Enterprises Ltd.	19,561	35,694
Welspun India Ltd.	23,059	25,663
West Coast Paper Mills Ltd.	9,632	63,255
Wipro Ltd., ADR	139,301	679,789
Yes Bank Ltd.(1)	257,765	50,416
		46,058,496
Indonesia — 2.2%
ABM Investama Tbk PT	184,300	34,200
Adaro Energy Indonesia Tbk PT	2,079,900	282,637
Adhi Karya Persero Tbk PT(1)	372,000	8,385
Aneka Tambang Tbk PT	60,200	7,604
Astra International Tbk PT	224,500	96,450
Bank BTPN Syariah Tbk PT	393,500	49,902
Bank Mandiri Persero Tbk PT	4,396,700	1,483,632
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	332,800	26,966
Bank Tabungan Negara Persero Tbk PT	397,700	33,945
BFI Finance Indonesia Tbk PT	1,576,000	137,106
Buana Lintas Lautan Tbk PT(1)	780,100	5,566
Bukit Asam Tbk PT	1,162,000	237,041
Charoen Pokphand Indonesia Tbk PT	1,200	396
Ciputra Development Tbk PT	154,500	11,025
Delta Dunia Makmur Tbk PT	771,600	15,436
Dharma Satya Nusantara Tbk PT(1)	1,217,500	46,248
Elnusa Tbk PT	878,300	19,322
Energi Mega Persada Tbk PT(1)	1,447,700	20,847
Erajaya Swasembada Tbk PT	405,200	13,076
Harum Energy Tbk PT	663,100	62,293
Indika Energy Tbk PT	395,300	45,193
Indo Tambangraya Megah Tbk PT	109,500	161,448

Indosat Tbk PT	18,100	10,021
Jasa Marga Persero Tbk PT	277,300	61,566
Matahari Department Store Tbk PT	52,000	12,834
Medco Energi Internasional Tbk PT	2,096,300	126,320
Media Nusantara Citra Tbk PT(1)	15,600	666
Metrodata Electronics Tbk PT	52,500	1,925
Mitra Adiperkasa Tbk PT(1)	1,746,100	206,643
Mitra Pinasthika Mustika Tbk PT	14,700	1,132
MNC Vision Networks Tbk PT(1)	2,245,500	7,487
Multipolar Tbk PT(1)	715,900	4,010
PP Persero Tbk PT(1)	18,700	636
Samudera Indonesia Tbk PT	1,176,500	27,463
Sawit Sumbermas Sarana Tbk PT	1,050,000	106,797
Smartfren Telecom Tbk PT(1)	2,620,900	10,490
Surya Esa Perkasa Tbk PT	1,319,200	42,932
Telkom Indonesia Persero Tbk PT, ADR	57,608	1,568,666
Timah Tbk PT	432,900	26,842
United Tractors Tbk PT	370,400	549,957
Wijaya Karya Persero Tbk PT(1)	661,200	16,128
XL Axiata Tbk PT	694,500	91,862
		5,673,095
Malaysia — 1.8%
Aeon Co. M Bhd	66,900	19,126
Alliance Bank Malaysia Bhd	182,300	136,243
AMMB Holdings Bhd	233,100	183,748
Ancom Nylex Bhd(1)	101,200	21,261
Bank Islam Malaysia Bhd	85,500	34,282
Berjaya Corp. Bhd(1)	389,500	23,181
Bermaz Auto Bhd	133,200	62,612
Boustead Plantations Bhd	53,700	7,796
Bumi Armada Bhd(1)	590,200	79,802
Cahya Mata Sarawak Bhd	160,900	37,968
Chin Hin Group Bhd	26,200	23,536
CIMB Group Holdings Bhd	568,004	592,924
Dagang NeXchange Bhd(1)	235,900	21,428
DRB-Hicom Bhd	107,900	30,832
Eco World Development Group Bhd	70,100	11,302
Ekovest Bhd(1)	196,700	15,313
Evergreen Fibreboard Bhd	31,000	1,745
Gamuda Bhd	264,932	254,868
Genting Bhd	216,300	196,666
Genting Malaysia Bhd	265,900	144,521
Genting Plantations Bhd	17,900	23,276
Hartalega Holdings Bhd	196,200	97,566
Hengyuan Refining Co. Bhd	29,500	20,046
Hextar Healthcare Bhd(1)	1,400	82
Hibiscus Petroleum Bhd	350,100	68,883
IJM Corp. Bhd	162,500	57,747
Insas Bhd	6,100	1,103
IOI Corp. Bhd	81,800	65,319
Jaya Tiasa Holdings Bhd	66,000	8,859
Kossan Rubber Industries Bhd	261,700	83,925
KPJ Healthcare Bhd	112,600	28,782
KSL Holdings Bhd(1)	27,100	4,812
Kuala Lumpur Kepong Bhd	42,300	191,262

Lingkaran Trans Kota Holdings Bhd	10,000	1,094
Malayan Banking Bhd	217,060	406,685
Malaysia Airports Holdings Bhd	63,400	94,893
Malaysia Building Society Bhd	173,600	23,304
Malaysia Marine & Heavy Engineering Holdings Bhd	124,400	14,272
Malaysian Bulk Carriers Bhd	25,900	1,710
Malaysian Pacific Industries Bhd	9,100	53,132
Malaysian Resources Corp. Bhd	134,400	8,723
MISC Bhd	105,300	166,416
Perak Transit Bhd	46,000	10,763
Petronas Chemicals Group Bhd	139,100	197,453
RHB Bank Bhd	214,821	248,974
Sapura Energy Bhd(1)	62,700	477
Sarawak Oil Palms Bhd	22,350	11,713
Serba Dinamik Holdings Bhd(1)	21,300	92
Shin Yang Shipping Corp. Bhd	175,300	21,811
Sime Darby Plantation Bhd	148,800	135,761
Solarvest Holdings Bhd(1)	82,200	18,524
Supermax Corp. Bhd	344,920	72,032
Syarikat Takaful Malaysia Keluarga Bhd	14,000	10,249
Ta Ann Holdings Bhd	19,100	13,978
TASCO Bhd	6,400	1,178
Telekom Malaysia Bhd	154,000	169,962
Top Glove Corp. Bhd(1)	319,800	78,872
TSH Resources Bhd	95,200	19,273
United Plantations Bhd	13,900	46,363
Velesto Energy Bhd(1)	1,494,600	74,330
Westports Holdings Bhd	13,200	10,807
Yinson Holdings Bhd	195,600	110,155
		4,573,812
Mexico — 2.6%
Alfa SAB de CV, Class A	397,420	243,094
Alpek SAB de CV(2)	21,685	21,650
America Movil SAB de CV, ADR(1)	62,115	1,320,565
Banco del Bajio SA	127,214	400,146
Controladora AXTEL SAB de CV(1)	397,420	6,089
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	13,518	186,548
GCC SAB de CV	1,221	9,382
Genomma Lab Internacional SAB de CV, Class B	165,421	139,152
Gentera SAB de CV	145,464	156,574
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	3,581	633,228
Grupo Comercial Chedraui SA de CV	41,489	215,361
Grupo Financiero Banorte SAB de CV, Class O	192,505	1,546,874
Grupo Financiero Inbursa SAB de CV, Class O(1)	192,100	427,118
Grupo Mexico SAB de CV, Series B	148,985	664,533
Grupo Televisa SAB, ADR	5,798	27,888
Industrias Penoles SAB de CV(1)	8,500	129,727
Megacable Holdings SAB de CV	90,691	210,719
Nemak SAB de CV(1)	580,792	135,602
Promotora y Operadora de Infraestructura SAB de CV	8,645	84,153
Regional SAB de CV	27,026	210,537
		6,768,940
Philippines — 0.9%
ACEN Corp.(1)	35,280	3,680
Alliance Global Group, Inc.	327,300	77,263

Bank of the Philippine Islands	168,851	300,500
BDO Unibank, Inc.	213,926	518,344
DMCI Holdings, Inc.	746,300	125,749
First Gen Corp.	11,100	3,892
Globe Telecom, Inc.	1,344	40,691
GT Capital Holdings, Inc.	12,920	118,684
JG Summit Holdings, Inc.	159,170	136,031
LT Group, Inc.	207,600	35,415
Metro Pacific Investments Corp.	1,757,000	136,112
Metropolitan Bank & Trust Co.	270,350	277,402
Nickel Asia Corp.	324,900	34,723
PLDT, Inc., ADR(2)	695	14,692
Puregold Price Club, Inc.	190,100	102,495
Robinsons Land Corp.	222,700	55,103
Robinsons Retail Holdings, Inc.	18,930	17,324
Security Bank Corp.	102,720	155,471
Semirara Mining & Power Corp.	122,000	60,795
Universal Robina Corp.	1,030	2,575
		2,216,941
Poland — 0.9%
Alior Bank SA(1)	24,129	230,350
Bank Handlowy w Warszawie SA	1,503	29,308
Bank Millennium SA(1)	124,544	131,130
Bank Polska Kasa Opieki SA	13,330	303,441
Budimex SA	941	74,967
CCC SA(1)	7,210	77,865
CD Projekt SA	483	13,836
Grupa Azoty SA(1)	10,303	62,076
Jastrzebska Spolka Weglowa SA(1)	14,251	129,534
KRUK SA(1)	2,282	199,659
LiveChat Software SA	777	24,234
LPP SA	49	139,114
Mercator Medical SA(1)	183	1,840
Orange Polska SA	119,554	204,010
Polski Koncern Naftowy ORLEN SA	50,127	713,724
XTB SA	10,546	102,553
		2,437,641
Russia(3)†
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	152,598,000	187
		189
South Africa — 3.6%
Absa Group Ltd.	130,070	1,017,730
African Rainbow Minerals Ltd.	784	8,192
Anglo American Platinum Ltd.	115	6,616
AngloGold Ashanti Ltd., ADR	32,841	794,752
Astral Foods Ltd.	5,591	40,224
Aveng Ltd.(1)	11,852	5,636
Barloworld Ltd.	58,119	245,193
DataTec Ltd.	27,392	52,768
Exxaro Resources Ltd.	9,886	80,436
Foschini Group Ltd.	77,849	331,018
Gold Fields Ltd., ADR	103,791	1,569,320

Grindrod Ltd.	77,936	35,737
Impala Platinum Holdings Ltd.	88,840	713,298
KAP Ltd.	372,385	41,990
Kumba Iron Ore Ltd.(2)	7,037	154,680
Life Healthcare Group Holdings Ltd.	10,353	9,823
Merafe Resources Ltd.	313,016	18,579
Momentum Metropolitan Holdings	372,889	319,889
Motus Holdings Ltd.	4,386	20,173
MTN Group Ltd.	217,880	1,348,019
Nedbank Group Ltd.	974	10,286
Ninety One Ltd.	5,771	11,752
Northam Platinum Holdings Ltd.(1)	6,077	50,111
Old Mutual Ltd.	77,726	42,110
PPC Ltd.(1)	140,288	16,003
Raubex Group Ltd.	8,884	11,015
Reinet Investments SCA	28,354	563,345
Sappi Ltd.	127,961	283,072
Sasol Ltd., ADR	31,460	363,678
Shoprite Holdings Ltd.	1,095	10,857
Sibanye Stillwater Ltd., ADR(2)	87,600	625,464
Standard Bank Group Ltd.	384	2,953
Sun International Ltd.	47,376	89,269
Telkom SA SOC Ltd.(1)	95,651	133,099
Thungela Resources Ltd.	33,424	232,012
		9,259,099
South Korea — 14.7%
Advanced Process Systems Corp.	564	9,065
Asiana Airlines, Inc.(1)	9,961	92,323
BH Co. Ltd.	6,381	120,381
BNK Financial Group, Inc.	69,247	349,970
CJ Corp.	1,693	112,937
CJ ENM Co. Ltd.(1)	3,239	185,112
CJ Logistics Corp.	1,753	107,693
Cosmax, Inc.(1)	1,110	66,419
Coway Co. Ltd.	8,596	311,808
Cuckoo Homesys Co. Ltd.	777	14,576
Daeduck Electronics Co. Ltd.	10,395	198,328
Daewoo Engineering & Construction Co. Ltd.(1)	9,586	30,971
Daishin Securities Co. Ltd.	5,013	50,748
Daol Investment & Securities Co. Ltd.	17,353	49,570
DB Financial Investment Co. Ltd.	1,187	3,735
DB HiTek Co. Ltd.	10,879	493,409
DB Insurance Co. Ltd.	11,510	642,471
Dentium Co. Ltd.	66	7,880
DGB Financial Group, Inc.	46,226	244,085
DL E&C Co. Ltd.	6,955	190,007
Dongkuk Steel Mill Co. Ltd.	10,946	93,887
Dongwon F&B Co. Ltd.	235	5,562
Dongwon Industries Co. Ltd.	634	21,849
Doosan Tesna, Inc.	1,825	51,237
Dreamtech Co. Ltd.	1,019	6,770
E-MART, Inc.	1,160	73,660
Eugene Investment & Securities Co. Ltd.	4,137	10,310
GOLFZON Co. Ltd.	929	78,417
GS Holdings Corp.	10,944	317,517

GS Retail Co. Ltd.	4,933	92,373
HAESUNG DS Co. Ltd.	4,202	160,091
Hana Financial Group, Inc.	48,008	1,497,605
Hana Micron, Inc.	5,698	72,536
Handsome Co. Ltd.	1,100	19,143
Hansae Co. Ltd.	6,584	78,844
Hanwha Aerospace Co. Ltd.	8,182	652,831
Hanwha Corp.	6,744	154,913
Hanwha Corp., Preference Shares	834	9,565
Hanwha Investment & Securities Co. Ltd.(1)	24,678	50,716
Hanwha Life Insurance Co. Ltd.(1)	90,774	172,543
Harim Holdings Co. Ltd.	18,552	114,216
HD Hyundai Co. Ltd.	10,909	469,493
HD Hyundai Electric Co. Ltd.	2,782	102,321
HD Hyundai Infracore Co. Ltd.	19,083	136,627
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	2,988	216,632
Hite Jinro Co. Ltd.	5,221	90,014
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	3,336
HL Holdings Corp.	774	20,702
HMM Co. Ltd.	48,162	643,303
Humasis Co. Ltd.(1)	37,072	81,190
Hyosung Heavy Industries Corp.(1)	208	12,525
Hyosung TNC Corp.	681	195,059
HYUNDAI Corp.	903	12,772
Hyundai Engineering & Construction Co. Ltd.	6,279	180,912
Hyundai Glovis Co. Ltd.	2,886	367,166
Hyundai Home Shopping Network Corp.	151	5,290
Hyundai Marine & Fire Insurance Co. Ltd.	15,548	384,451
Hyundai Motor Co.	16,820	2,531,010
Hyundai Steel Co.	13,420	329,498
Hyundai Wia Corp.	2,826	130,457
ICD Co. Ltd.	881	8,378
Industrial Bank of Korea	54,260	417,158
Innox Advanced Materials Co. Ltd.	2,923	88,319
INTOPS Co. Ltd.	4,424	117,751
IS Dongseo Co. Ltd.(1)	4,792	133,168
JB Financial Group Co. Ltd.	36,103	230,969
Jusung Engineering Co. Ltd.	6,339	79,731
KB Financial Group, Inc., ADR(2)	56,901	2,048,436
KCC Glass Corp.	420	13,618
Kginicis Co. Ltd.	1,714	15,696
Kia Corp.	35,681	2,305,195
KISCO Corp.	1,013	4,927
KIWOOM Securities Co. Ltd.	3,426	242,111
KoMiCo Ltd.	713	27,929
Korea Circuit Co. Ltd.(1)	2,452	30,563
Korea Investment Holdings Co. Ltd.	7,655	319,447
Korea Line Corp.(1)	53,816	75,809
Korean Air Lines Co. Ltd.	37,517	623,720
Kumho Petrochemical Co. Ltd.	3,263	311,731
LB Semicon, Inc.(1)	3,727	23,192
LF Corp.	2,876	35,533
LG Display Co. Ltd., ADR(1)	93,808	566,600
LG Electronics, Inc.	20,116	1,858,886
LG Innotek Co. Ltd.	1,375	317,479

LG Uplus Corp.	44,528	377,015
LIG Nex1 Co. Ltd.	2,182	129,985
Lotte Chilsung Beverage Co. Ltd.	895	94,374
LOTTE Fine Chemical Co. Ltd.	3,156	139,626
Lotte Rental Co. Ltd.	3,225	67,605
Lotte Shopping Co. Ltd.	1,432	86,199
LX Holdings Corp.	6,098	37,611
LX INTERNATIONAL Corp.	7,055	160,352
LX Semicon Co. Ltd.	1,766	154,289
MegaStudyEdu Co. Ltd.	1,733	82,903
Meritz Financial Group, Inc.(1)	19,693	667,710
Mirae Asset Life Insurance Co. Ltd.(1)	707	1,664
Mirae Asset Securities Co. Ltd.	27,107	148,961
NICE Holdings Co. Ltd.	772	7,090
OCI Co. Ltd.(1)	374	40,738
OCI Holdings Co. Ltd.	825	53,474
Orion Holdings Corp.	5,533	63,493
Pan Ocean Co. Ltd.	80,594	286,025
Partron Co. Ltd.	3,901	26,747
POSCO Holdings, Inc., ADR	35,448	2,406,210
Posco International Corp.	13,568	307,432
PSK, Inc.	4,942	79,649
Samsung Electro-Mechanics Co. Ltd.	7,116	789,757
Samsung Engineering Co. Ltd.(1)	29,021	618,433
Samsung Fire & Marine Insurance Co. Ltd.	6,433	1,092,644
Samsung Life Insurance Co. Ltd.	2,264	113,095
Samyang Foods Co. Ltd.	173	14,104
Sangsangin Co. Ltd.	4,231	17,099
SD Biosensor, Inc.	5,153	65,614
SeAH Steel Corp.	374	39,503
SeAH Steel Holdings Corp.	440	55,071
Seegene, Inc.	2,737	50,036
Seoul Semiconductor Co. Ltd.	6,634	61,393
Shinhan Financial Group Co. Ltd., ADR	70,491	1,850,389
Shinsegae, Inc.	1,433	213,368
SIMMTECH Co. Ltd.	4,921	115,425
SK Hynix, Inc.	33,157	2,704,066
SK Networks Co. Ltd.	42,816	156,078
SK Telecom Co. Ltd., ADR	1	21
S-Oil Corp.	6,779	368,407
Soulbrain Co. Ltd.	70	12,151
Tongyang Life Insurance Co. Ltd.(1)	3,404	9,620
Woongjin Thinkbig Co. Ltd.	19,461	44,279
Woori Financial Group, Inc.	108,982	982,663
Woori Technology Investment Co. Ltd.(1)	11,493	35,340
Youngone Corp.	2,505	84,848
Youngone Holdings Co. Ltd.	1,264	63,978
Yuanta Securities Korea Co. Ltd.	17,889	38,008
		37,839,719
Taiwan — 19.2%
AcBel Polytech, Inc.	15,000	21,905
Acon Holding, Inc.(1)	9,000	3,405
Acter Group Corp. Ltd.	29,000	144,026
ADATA Technology Co. Ltd.	58,000	168,204
Advanced International Multitech Co. Ltd.	23,000	59,434

Advanced Power Electronics Corp.	2,000	6,880
Alexander Marine Co. Ltd.	4,000	70,526
Allied Circuit Co. Ltd.	2,000	9,548
Alltek Technology Corp.	10,800	14,689
Alltop Technology Co. Ltd.	1,000	4,868
Alpha Networks, Inc.	44,000	55,005
Amazing Microelectronic Corp.	20,161	73,019
Ampire Co. Ltd.	24,000	29,163
Anji Technology Co. Ltd.	3,000	5,056
Apex Dynamics, Inc.	3,000	18,840
Apex International Co. Ltd.	10,000	20,453
Arcadyan Technology Corp.	31,000	116,576
Ardentec Corp.	118,000	222,964
ASE Technology Holding Co. Ltd., ADR(2)	157,861	1,202,901
Asia Cement Corp.	235,000	335,817
Asia Polymer Corp.	92,000	77,083
Asia Vital Components Co. Ltd.	56,209	359,901
ASolid Technology Co. Ltd.	10,000	36,379
AUO Corp.	1,321,400	755,839
Bafang Yunji International Co. Ltd.	6,000	33,917
BenQ Materials Corp.	6,000	6,920
BES Engineering Corp.	145,000	53,985
Bioteque Corp.	1,000	3,723
Brighton-Best International Taiwan, Inc.	15,000	17,271
Career Technology MFG. Co. Ltd.(1)	100,000	75,998
Catcher Technology Co. Ltd.	103,000	620,904
Cathay Financial Holding Co. Ltd.	850,624	1,223,742
Central Reinsurance Co. Ltd.	5,406	3,561
Chain Chon Industrial Co. Ltd.	35,000	18,026
Channel Well Technology Co. Ltd.	46,000	86,780
CHC Healthcare Group	31,000	64,178
Cheng Loong Corp.	89,000	91,896
Cheng Mei Materials Technology Corp.(1)	113,871	41,855
Cheng Shin Rubber Industry Co. Ltd.	165,000	209,030
Chenming Electronic Technology Corp.(1)(2)	33,000	31,354
Chia Chang Co. Ltd.	7,000	8,965
Chicony Electronics Co. Ltd.	74,000	255,132
Chicony Power Technology Co. Ltd.	22,000	60,059
China Airlines Ltd.(2)	302,000	217,605
China Bills Finance Corp.	14,000	7,014
China Container Terminal Corp.	12,000	8,448
China Development Financial Holding Corp.	1,554,728	640,960
China Development Financial Holding Corp., Preference Shares	59,976	13,875
China Metal Products	24,000	27,221
China Motor Corp.	9,000	28,043
Chinese Maritime Transport Ltd.	25,000	32,349
Chin-Poon Industrial Co. Ltd.	66,000	67,718
Chipbond Technology Corp.	130,000	283,124
ChipMOS Technologies, Inc.	138,000	176,921
Chlitina Holding Ltd.	3,000	21,159
Chung-Hsin Electric & Machinery Manufacturing Corp.	104,000	386,644
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	40,361
Chunghwa Precision Test Tech Co. Ltd.	4,000	64,678
CMC Magnetics Corp.	233,960	89,647
Compal Electronics, Inc.	605,000	547,570

Compeq Manufacturing Co. Ltd.(2)	172,000	246,132
Concord Securities Co. Ltd.	32,000	12,482
Continental Holdings Corp.	68,000	67,730
Contrel Technology Co. Ltd.	7,000	4,540
Coremax Corp.	18,000	52,123
Coretronic Corp.	70,000	171,000
Co-Tech Development Corp.(2)	63,000	117,688
CTBC Financial Holding Co. Ltd.	1,729,000	1,365,143
CTCI Corp.	107,000	142,160
CX Technology Co. Ltd.	2,250	1,728
DA CIN Construction Co. Ltd.	14,000	15,018
Da-Li Development Co. Ltd.	9,000	9,263
Darfon Electronics Corp.	14,000	21,377
Daxin Materials Corp.	3,000	9,624
Depo Auto Parts Ind Co. Ltd.	25,000	81,550
Dimerco Data System Corp.	13,000	44,624
Dimerco Express Corp.	27,000	75,036
Dynamic Holding Co. Ltd.	97,000	88,848
Dynapack International Technology Corp.	21,000	53,689
Elan Microelectronics Corp.	25,000	82,859
Elite Advanced Laser Corp.	9,000	11,337
Elite Material Co. Ltd.	50,000	341,946
Elitegroup Computer Systems Co. Ltd.	50,000	46,955
Emerging Display Technologies Corp.	30,000	33,824
ENNOSTAR, Inc.	120,000	199,524
Eson Precision Ind Co. Ltd.	23,000	66,366
Eva Airways Corp.(2)	235,000	258,849
Evergreen Marine Corp. Taiwan Ltd.	105,400	523,078
Everlight Electronics Co. Ltd.	62,000	95,222
Excelliance Mos Corp.	1,000	4,354
Excelsior Medical Co. Ltd.	25,500	75,651
Far Eastern Department Stores Ltd.	88,000	69,387
Far Eastern International Bank	401,833	146,312
Far Eastern New Century Corp.	346,000	363,250
Far EasTone Telecommunications Co. Ltd.	57,000	142,329
Farglory Land Development Co. Ltd.	47,000	95,843
Feedback Technology Corp.	8,000	25,381
First Steamship Co. Ltd.(1)	156,000	45,580
Fitipower Integrated Technology, Inc.	27,000	139,152
Fittech Co. Ltd.	4,000	10,827
FLEXium Interconnect, Inc.(1)	60,000	192,329
Flytech Technology Co. Ltd.	12,000	27,879
Forcecon Tech Co. Ltd.	11,000	25,766
Formosa International Hotels Corp.	3,000	27,917
Formosa Plastics Corp.	249,000	762,100
Formosan Union Chemical	17,000	13,864
Foxconn Technology Co. Ltd.	57,000	100,492
Foxsemicon Integrated Technology, Inc.	13,000	82,665
Franbo Lines Corp.(2)	56,028	32,212
Froch Enterprise Co. Ltd.	42,000	30,842
FSP Technology, Inc.	9,000	14,577
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,120	3,392
Fubon Financial Holding Co. Ltd.	600,350	1,185,582
Full Wang International Development Co. Ltd.(1)	5,000	1,814
Fulltech Fiber Glass Corp.	52,000	20,292

Fusheng Precision Co. Ltd.	19,000	129,659
G Shank Enterprise Co. Ltd.	27,000	44,158
Gamania Digital Entertainment Co. Ltd.	31,000	78,377
GEM Services, Inc.	1,000	2,478
Gemtek Technology Corp.	73,000	74,407
General Interface Solution Holding Ltd.	59,000	140,947
Generalplus Technology, Inc.	4,000	7,227
Genius Electronic Optical Co. Ltd.	11,000	145,504
Getac Holdings Corp.	58,000	130,282
Gigabyte Technology Co. Ltd.	75,000	453,769
Global Brands Manufacture Ltd.	68,760	87,486
Global Lighting Technologies, Inc.	3,000	5,531
Globalwafers Co. Ltd.	23,000	376,071
Gold Circuit Electronics Ltd.	8,100	32,039
Goldsun Building Materials Co. Ltd.	113,000	105,022
Gordon Auto Body Parts	27,000	20,583
Gourmet Master Co. Ltd.	11,000	53,245
Grand Fortune Securities Co. Ltd.	21,600	8,746
Great Tree Pharmacy Co. Ltd.	1,257	14,438
Greatek Electronics, Inc.	50,000	93,412
Group Up Industrial Co. Ltd.	10,000	37,704
Hai Kwang Enterprise Corp.	4,000	2,552
Hannstar Board Corp.	73,000	99,999
HannStar Display Corp.(1)(2)	202,000	81,052
HannsTouch Solution, Inc.	44,000	14,158
Hitron Technology, Inc.	47,000	41,475
Ho Tung Chemical Corp.	23,000	6,933
Hocheng Corp.(2)	55,460	42,257
Holy Stone Enterprise Co. Ltd.	10,000	33,980
Hon Hai Precision Industry Co. Ltd.	409,000	1,415,049
Hong TAI Electric Industrial	33,000	24,481
Hotai Finance Co. Ltd.	10,000	42,267
Hotel Holiday Garden	14,850	12,106
Huaku Development Co. Ltd.	32,000	93,792
Hung Sheng Construction Ltd.	73,000	53,288
IBF Financial Holdings Co. Ltd.	251,607	101,815
I-Chiun Precision Industry Co. Ltd.	36,000	35,707
IEI Integration Corp.	16,000	46,760
Innodisk Corp.	17,000	185,100
Innolux Corp.	1,743,925	787,648
Integrated Service Technology, Inc.(2)	23,000	66,648
International CSRC Investment Holdings Co.	106,000	69,973
International Games System Co. Ltd.	6,000	110,554
Inventec Corp.	443,000	530,954
ITE Technology, Inc.	10,000	36,353
Jarllytec Co. Ltd.	4,000	9,503
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	5,764
Jinan Acetate Chemical Co. Ltd.	5,000	85,589
Jourdeness Group Ltd.	7,000	17,851
Kaimei Electronic Corp.	29,000	66,555
Kaori Heat Treatment Co. Ltd.	7,000	55,910
Kenmec Mechanical Engineering Co. Ltd.(1)	37,000	41,471
Kerry TJ Logistics Co. Ltd.	18,000	22,446
Kindom Development Co. Ltd.	66,000	63,356
King Yuan Electronics Co. Ltd.	206,000	361,020

King's Town Bank Co. Ltd.	3,000	3,509
Kinik Co.	12,000	44,078
Kinsus Interconnect Technology Corp.	43,000	162,499
KNH Enterprise Co. Ltd.	27,000	15,742
Ko Ja Cayman Co. Ltd.	10,000	14,867
KS Terminals, Inc.	19,000	49,025
Kuo Toong International Co. Ltd.	70,000	63,103
Kura Sushi Asia Co. Ltd.	4,000	22,948
Kwong Lung Enterprise Co. Ltd.	11,000	18,836
L&K Engineering Co. Ltd.	56,000	114,163
Launch Technologies Co. Ltd.	7,000	20,728
Lelon Electronics Corp.	5,000	10,119
Lingsen Precision Industries Ltd.	75,000	35,660
Lotus Pharmaceutical Co. Ltd.(1)	17,000	180,464
Macronix International Co. Ltd.	369,000	399,262
Marketech International Corp.	18,000	76,947
Materials Analysis Technology, Inc.(1)	8,000	59,709
Megaforce Co. Ltd.	3,000	1,809
Merry Electronics Co. Ltd.	25,000	72,736
Micro-Star International Co. Ltd.	111,000	598,685
MIN AIK Technology Co. Ltd.	1,000	555
Mirle Automation Corp.	15,000	18,411
MPI Corp.	19,000	100,608
My Humble House Hospitality Management Consulting(1)	16,000	39,037
Nan Liu Enterprise Co. Ltd.	1,000	2,727
Nan Ya Plastics Corp.	450,000	1,137,256
Nan Ya Printed Circuit Board Corp.(2)	20,000	196,308
Nang Kuang Pharmaceutical Co. Ltd.	11,000	22,920
Nantex Industry Co. Ltd.	25,000	30,538
Nanya Technology Corp.(2)	193,000	459,992
Netronix, Inc.	3,000	8,333
Niching Industrial Corp.	7,715	19,147
Niko Semiconductor Co. Ltd.	5,000	8,675
Novatek Microelectronics Corp.(2)	96,000	1,325,405
Nyquest Technology Co. Ltd.	2,000	4,476
O-Bank Co. Ltd.	281,000	94,077
Orient Semiconductor Electronics Ltd.	134,000	91,950
O-TA Precision Industry Co. Ltd.(2)	14,000	44,225
Pacific Hospital Supply Co. Ltd.	1,000	2,934
Pegatron Corp.	25,000	61,217
PharmaEngine, Inc.	9,000	27,183
Pou Chen Corp.	263,000	270,534
Powerchip Semiconductor Manufacturing Corp.	585,000	585,865
Powertech Technology, Inc.	130,000	421,709
Poya International Co. Ltd.	3,030	52,499
President Securities Corp.	4,000	2,216
Primax Electronics Ltd.	78,000	163,740
Prince Housing & Development Corp.	83,000	32,669
Prosperity Dielectrics Co. Ltd.	19,000	26,439
Quanta Storage, Inc.	55,000	125,059
Quintain Steel Co. Ltd.	56,000	31,305
Radiant Opto-Electronics Corp.	94,000	360,616
Raydium Semiconductor Corp.	14,000	159,194
Realtek Semiconductor Corp.	92,000	1,140,174
Rich Development Co. Ltd.	184,000	61,016

Rodex Fasteners Corp.	11,000	18,579
Roo Hsing Co. Ltd.(1)	30,000	2,851
Sanyang Motor Co. Ltd.	104,000	269,062
Scientech Corp.	8,000	27,265
Sea & Land Integrated Corp.	3,400	2,259
Senao Networks, Inc.	3,000	25,466
Sharehope Medicine Co. Ltd.	18,000	20,971
ShenMao Technology, Inc.	28,000	45,375
Shih Her Technologies, Inc.	2,000	4,125
Shih Wei Navigation Co. Ltd.(2)	46,749	34,701
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	5,563
Shin Kong Financial Holding Co. Ltd.	1,956,000	547,960
Shin Zu Shing Co. Ltd.	28,000	84,950
Shinkong Insurance Co. Ltd.	9,000	15,374
Sigurd Microelectronics Corp.	110,000	198,297
Simplo Technology Co. Ltd.	32,000	322,457
Sincere Navigation Corp.	77,000	51,909
Sino-American Silicon Products, Inc.	24,000	123,877
Sinon Corp.	37,000	42,462
SinoPac Financial Holdings Co. Ltd.	1,499,608	843,576
Sinopower Semiconductor, Inc.	1,000	3,363
Sinyi Realty, Inc.	1,000	969
Sitronix Technology Corp.	13,000	94,812
Siward Crystal Technology Co. Ltd.	27,000	31,571
Softstar Entertainment, Inc.	2,200	5,837
Solteam, Inc.	6,399	9,372
Sunonwealth Electric Machine Industry Co. Ltd.	40,000	112,721
Sunrex Technology Corp.	17,000	22,926
Supreme Electronics Co. Ltd.	34,000	51,117
Symtek Automation Asia Co. Ltd.	9,000	32,166
Syscom Computer Engineering Co.	13,000	29,298
T3EX Global Holdings Corp.(2)	34,000	77,403
TA-I Technology Co. Ltd.	4,000	6,288
Tai Tung Communication Co. Ltd.(1)	5,000	3,231
Taichung Commercial Bank Co. Ltd.	531,996	253,391
TaiDoc Technology Corp.	11,000	65,735
Taimide Tech, Inc.	2,000	2,426
Tai-Saw Technology Co. Ltd.	19,000	18,056
Taishin Financial Holding Co. Ltd.	1,428,362	852,162
TAI-TECH Advanced Electronics Co. Ltd.	9,000	30,702
Taiwan Business Bank	792,431	363,161
Taiwan Cogeneration Corp.	3,407	5,594
Taiwan Glass Industry Corp.	44,000	26,226
Taiwan Hon Chuan Enterprise Co. Ltd.	52,000	175,704
Taiwan Line Tek Electronic	22,000	22,142
Taiwan Navigation Co. Ltd.	58,000	54,639
Taiwan Paiho Ltd.	55,000	97,924
Taiwan PCB Techvest Co. Ltd.	40,000	52,849
Taiwan Surface Mounting Technology Corp.	57,000	186,938
Taiwan Union Technology Corp.	62,000	151,136
Teco Electric & Machinery Co. Ltd.(2)	373,000	620,960
Test Research, Inc.	6,000	12,533
Thye Ming Industrial Co. Ltd.	12,000	17,620
Ton Yi Industrial Corp.	112,000	69,841
Tong Yang Industry Co. Ltd.	41,000	65,869

Topco Scientific Co. Ltd.	30,000	194,766
Topkey Corp.	13,000	82,531
TPK Holding Co. Ltd.	78,000	107,497
Tripod Technology Corp.	71,000	296,661
Tsann Kuen Enterprise Co. Ltd.	28,331	40,067
TSRC Corp.	36,000	29,826
TTY Biopharm Co. Ltd.	9,000	22,154
Tung Ho Steel Enterprise Corp.	38,000	69,089
TXC Corp.	63,000	184,701
TYC Brother Industrial Co. Ltd.	41,000	38,882
UDE Corp.	2,000	2,716
U-Ming Marine Transport Corp.	93,000	146,237
Unic Technology Corp.	37,000	24,768
Unimicron Technology Corp.(2)	184,000	1,076,263
Union Bank of Taiwan	256,815	139,138
United Integrated Services Co. Ltd.	38,000	282,445
United Microelectronics Corp.(2)	1,249,000	2,090,556
United Orthopedic Corp.(1)	18,000	39,015
Universal Cement Corp.	60,000	53,958
Unizyx Holding Corp.	70,558	101,869
USI Corp.	102,000	76,230
Utechzone Co. Ltd.	3,000	8,410
Vanguard International Semiconductor Corp.	141,000	424,770
Ventec International Group Co. Ltd.	18,000	52,773
Viking Tech Corp.	11,000	23,425
Walsin Lihwa Corp.(2)	167,000	250,287
Walsin Technology Corp.	21,000	70,924
Wan Hai Lines Ltd.	21,850	41,102
Wei Chuan Foods Corp.	7,000	4,650
Wholetech System Hitech Ltd.	3,000	5,005
Winbond Electronics Corp.	454,000	392,336
Winstek Semiconductor Co. Ltd.	14,000	30,305
Wisdom Marine Lines Co. Ltd.	78,000	129,066
Wistron Corp.(2)	374,000	810,406
Wistron NeWeb Corp.	15,000	42,671
Wiwynn Corp.(2)	15,000	563,937
Wonderful Hi-Tech Co. Ltd.(2)	21,000	23,497
Wowprime Corp.(1)	18,000	194,727
WT Microelectronics Co. Ltd.	8,000	17,133
Yang Ming Marine Transport Corp.(2)	238,000	469,638
Yankey Engineering Co. Ltd.	5,000	49,110
YC INOX Co. Ltd.	80,000	75,116
Yem Chio Co. Ltd.	80,000	41,518
Yeong Guan Energy Technology Group Co. Ltd.	9,000	21,514
YFY, Inc.	98,000	100,945
Yieh Phui Enterprise Co. Ltd.	98,000	49,150
Youngtek Electronics Corp.	16,000	34,478
Yuanta Financial Holding Co. Ltd.	505,800	392,074
Yulon Finance Corp.	26,288	166,426
Yulon Motor Co. Ltd.(2)	93,000	264,593
YungShin Global Holding Corp.	30,000	44,720
Zero One Technology Co. Ltd.	31,000	65,468
Zhen Ding Technology Holding Ltd.	90,000	338,791
Zippy Technology Corp.	5,000	7,467

ZongTai Real Estate Development Co. Ltd.	12,288	19,345
		49,690,874
Thailand — 2.5%
AAPICO Hitech PCL, NVDR	23,700	25,673
Advanced Info Service PCL, NVDR	107,400	651,101
Advanced Information Technology PCL, NVDR	88,600	12,981
AEON Thana Sinsap Thailand PCL, NVDR	17,400	99,690
Amanah Leasing PCL, NVDR	10,200	855
Amata Corp. PCL, NVDR	113,100	71,789
AP Thailand PCL, NVDR	15,500	5,165
Asia Plus Group Holdings PCL, NVDR	200,900	16,619
Bangchak Corp. PCL, NVDR	158,800	145,860
Bangkok Chain Hospital PCL, NVDR	251,700	133,666
Banpu PCL, NVDR	812,600	192,465
BCPG PCL, NVDR	240,100	62,395
BEC World PCL, NVDR	133,300	34,066
Better World Green PCL, NVDR(1)	565,500	11,208
BG Container Glass PCL, NVDR	12,900	3,556
Buriram Sugar PCL, NVDR	95,000	17,743
CH Karnchang PCL, NVDR	9,200	5,076
Charoen Pokphand Foods PCL, NVDR	171,800	99,164
Chularat Hospital PCL, NVDR	626,700	58,973
Dynasty Ceramic PCL, NVDR	466,500	26,806
Ekachai Medical Care PCL, NVDR	146,763	33,777
Electricity Generating PCL, NVDR	23,900	99,198
Erawan Group PCL, NVDR(1)	676,200	80,419
Esso Thailand PCL, NVDR	1,800	447
G J Steel PCL, NVDR(1)	2,104,000	16,896
GFPT PCL, NVDR	11,700	4,129
Gunkul Engineering PCL, NVDR	539,700	52,053
Hana Microelectronics PCL, NVDR	27,400	34,609
Ichitan Group PCL, NVDR	2,000	832
Indorama Ventures PCL, NVDR	168,000	153,191
Interlink Communication PCL, NVDR	10,700	2,257
Italian-Thai Development PCL, NVDR(1)	882,000	37,491
Jasmine International PCL, NVDR(1)	475,800	23,098
Karmarts PCL, NVDR	5,600	1,964
Kasikornbank PCL, NVDR	60,600	225,408
KGI Securities Thailand PCL, NVDR	210,400	27,804
Kiatnakin Phatra Bank PCL, NVDR	29,000	52,470
Krung Thai Bank PCL, NVDR	384,500	209,801
Krungthai Card PCL, NVDR	105,500	154,483
Land & Houses PCL, NVDR	364,700	89,025
Lanna Resources PCL, NVDR	55,900	24,721
MCS Steel PCL, NVDR	3,400	693
Mega Lifesciences PCL, NVDR	30,900	34,584
MFEC PCL, NVDR	41,000	9,185
Minor International PCL, NVDR	493,100	477,799
Mono Next PCL, NVDR(1)	99,800	3,668
Muangthai Capital PCL, NVDR	85,100	100,701
Origin Property PCL, NVDR	1,600	496
Plan B Media PCL, NVDR	278,888	72,077
Polyplex Thailand PCL, NVDR	11,300	4,349
Praram 9 Hospital PCL, NVDR	56,100	28,807
Precious Shipping PCL, NVDR	212,600	57,137

Premier Marketing PCL, NVDR	10,600	2,741
Prima Marine PCL, NVDR	242,900	46,378
Pruksa Holding PCL, NVDR	135,000	48,087
PTG Energy PCL, NVDR	195,900	67,488
PTT Exploration & Production PCL, NVDR	92,700	371,190
PTT Global Chemical PCL, NVDR	13,400	13,559
PTT PCL, NVDR	553,100	476,468
Quality Houses PCL, NVDR	1,028,700	67,962
Ratchthani Leasing PCL, NVDR	225,900	22,703
Regional Container Lines PCL, NVDR	100,600	69,307
S Hotels & Resorts PCL, NVDR(1)	230,700	24,094
Sabina PCL, NVDR	31,800	28,764
Sansiri PCL, NVDR	234,400	11,715
Sappe PCL, NVDR	23,500	57,131
SC Asset Corp. PCL, NVDR	106,400	13,326
SCGJWD Logistics PCL, NVDR	9,500	4,801
Sermsang Power Corp. Co. Ltd., NVDR	38,819	9,634
Siam Global House PCL, NVDR	204,900	110,044
Siamgas & Petrochemicals PCL, NVDR	40,800	9,962
Sino-Thai Engineering & Construction PCL, NVDR	95,100	25,515
SNC Former PCL, NVDR	23,500	7,625
Somboon Advance Technology PCL, NVDR	31,100	17,945
SPCG PCL, NVDR	41,700	14,972
Sri Trang Agro-Industry PCL, NVDR	172,700	94,224
Srisawad Corp. PCL, NVDR	92,700	148,279
Srithai Superware PCL, NVDR	301,900	11,266
Srivichai Vejvivat PCL, NVDR	9,700	2,244
Supalai PCL, NVDR	34,100	19,790
Super Energy Corp. PCL, NVDR(1)	1,718,400	28,622
Susco PCL, NVDR	171,000	18,659
SVI PCL, NVDR	23,700	5,779
Taokaenoi Food & Marketing PCL, Class R, NVDR	94,600	30,703
TEAM Consulting Engineering & Management PCL, NVDR	11,940	2,810
Thai Oil PCL, NVDR	169,800	210,726
Thai Vegetable Oil PCL, NVDR	42,560	31,478
Thaicom PCL, NVDR	168,500	56,221
Thaifoods Group PCL, NVDR	193,000	24,571
Thanachart Capital PCL, NVDR	25,700	38,203
Thonburi Healthcare Group PCL, NVDR	65,200	127,815
Thoresen Thai Agencies PCL, NVDR	142,900	29,348
Tipco Asphalt PCL, NVDR	101,200	52,922
Tisco Financial Group PCL, NVDR	22,300	61,829
TPI Polene PCL, NVDR	627,800	26,347
TPI Polene Power PCL, NVDR	108,300	10,208
Triple i Logistics PCL, NVDR	57,700	19,715
True Corp. PCL, NVDR	8,883	1,749
		6,363,339
Turkey — 0.8%
Akbank TAS	274,425	209,344
Dogus Otomotiv Servis ve Ticaret AS	1,814	12,506
Dyo Boya Fabrikalari Sanayi ve Ticaret AS	418	410
GSD Holding AS	94,604	12,752
Haci Omer Sabanci Holding AS	121,068	225,211
Is Finansal Kiralama AS(1)	3,405	939
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	14,395	12,471

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	3,401	2,607
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	56,448	47,879
KOC Holding AS	65,854	249,975
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	6,346	13,835
NET Holding AS(1)	28,886	16,202
Pegasus Hava Tasimaciligi AS(1)	6,792	150,126
Tekfen Holding AS	25,384	36,481
Turk Hava Yollari AO(1)	47,406	328,377
Turkcell Iletisim Hizmetleri AS, ADR	22,815	94,454
Turkiye Halk Bankasi AS(1)	5,536	3,391
Turkiye Is Bankasi AS, C Shares	272,980	147,195
Turkiye Petrol Rafinerileri AS	78,932	254,770
Turkiye Sinai Kalkinma Bankasi AS(1)	147,659	29,241
Turkiye Vakiflar Bankasi TAO, D Shares(1)	127,303	57,699
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	3,751	9,003
Vestel Elektronik Sanayi ve Ticaret AS(1)	11,128	24,127
Yapi ve Kredi Bankasi AS	257,499	126,835
Yesil Yapi Endustrisi AS(1)	18,467	2,439
Zorlu Enerji Elektrik Uretim AS(1)	62,055	14,761
		2,083,030
TOTAL COMMON STOCKS (Cost $266,060,807)		256,547,711
WARRANTS†
Malaysia†
PESTECH International Bhd(1)	1,700	26
Thailand†
Better World Green PCL, NVDR(1)	91,000	209
Buriram Sugar PCL, NVDR(1)	8,450	243
Buriram Sugar PCL, NVDR(1)	16,900	209
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	296
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	162
TEAM Consulting Engineering & Management PCL, NVDR(1)	2,388	239
		1,358
TOTAL WARRANTS (Cost $—)		1,384
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	146,946	146,946
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,368,135	3,368,135
TOTAL SHORT-TERM INVESTMENTS (Cost $3,515,081)		3,515,081
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $269,575,888)		260,064,176
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,916,425)
TOTAL NET ASSETS — 100.0%		$258,147,751

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.8%
Information Technology	17.6%
Materials	12.9%
Industrials	12.9%
Consumer Discretionary	9.6%
Energy	6.1%
Communication Services	5.2%
Health Care	4.0%
Consumer Staples	3.2%
Utilities	2.5%
Real Estate	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,849,744. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,808,026, which includes securities collateral of $10,439,891.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,527,426	$5,920,091	—
Chile	37,732	1,700,775	—
China	8,329,225	55,896,094	—
India	714,578	45,343,918	—
Indonesia	1,568,666	4,104,429	—
Mexico	2,168,229	4,600,711	—
Philippines	14,692	2,202,249	—
South Africa	3,353,214	5,905,885	—
South Korea	6,871,656	30,968,063	—
Taiwan	1,202,901	48,487,973	—
Turkey	94,454	1,988,576	—
Other Countries	—	15,546,174	—
Warrants	—	1,384	—
Short-Term Investments	3,515,081	—	—
	$37,397,854	$222,666,322	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.